Risk management	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Risk management

Note 36 – Risk management

The Bank and its subsidiaries, through their activity, are exposed to several types of risk mainly related to loans portfolio and financial instruments. Risk management policies are established in order to identify and analyze the risks faced by the Bank, set limits and adequate controls, monitor risks and comply with limits. The risk management policies and risk administration structures are reviewed periodically in order to reflect changes in the institution’s activities. The Bank, through its rules and procedures, intends to develop an appropriate control environment, in which all employees understand their roles and responsibilities.

The following is a description of the main business activities and policies of the Bank in terms of risk management.

A) Risk Management Structure

i) Board of Directors

In the Bank and its Subsidiaries, the Board of Directors plays a prominent role in corporate governance. It is responsible for establishing and monitoring the Bank’s risk management structure, for which it has a corporate governance system aligned with international best practices and Chilean regulations, mainly from the CMF. One of its main functions is to ensure the existence of measures that allow senior management to be supervised, evaluated and guided so that their actions are in line with best practices and defined levels of risk appetite. To this end, a governance structure has been created made up of various committees and internal standards. These committees and standards establish behavioral guidelines for the Bank’s employees and help them perform their functions related to risk control and management.

ii) Audit Committee

The Audit Committee is responsible for monitoring the control environment and the effectiveness and efficiency of the company’s internal control systems as well as the compliance with regulations and internal standards, including oversight of the internal audit unit. The Audit Committee is also responsible for proposing to the Directors’ Committee a list of external auditors and risk rating agencies for the Bank and subsidiaries. In addition, the Audit Committee shall be responsible for supervising the different aspects that have to do with the maintenance, application and operation of the Bank’s internal controls, and shall be responsible also for closely monitoring compliance with the standards and procedures that govern its practice. It must also have a clear understanding of the risks that the Bank’s business may pose to the institution and their mitigation.

To establish a link with the Audit Committee, the Board of Directors will appoint at least two of its members to this Committee. These members must inform the Board of Directors of the situations and facts the Committee is dealing with, thus committing the responsibility of the Bank’s directors, both in self-control policies that are established and practiced by the institution, as well as in the compliance with the legal and regulatory standards to which the Bank is subject.

The Audit Committee must reinforce and support both the role of the Bank’s Internal Audit (also called Internal Comptroller in the CMF regulations) and its independence from management, and act as a liaison and coordinator of the tasks between the internal audit and the external auditors, acting as a liaison between the latter and the Bank’s Board of Directors.

ii) Director’s Committee

The purpose of the Directors Committee is to make the self-regulation of the Bank and other entities within the scope of its competence stronger, thus making the performance of the Board of Directors more efficient by incorporating greater oversight over the activities carried out by management.

Note 36 – Risk management, continued

It will also be responsible for adopting the necessary resolutions to protect shareholders, especially minority shareholders, examining executive compensation systems and approving related party transactions.

In its role as overseer of corporate activity, the Directors’Committee must inform the market in the event of violations or major corporate events, as well as transactions that the company carries out with parties related to the controlling shareholder or takeovers in any form.

iv) Integral Risk Management Committee

The objective of this Committee is to propose, and support the Board of Directors in, the definition of the risk appetite and the general policy framework that allows an adequate alignment with the Bank’s global strategy. Oversee the correct identification, measurement and control of all risks, allocate capital to identified risks and meet regulatory requirements.

v) Superior Asset and Liabilities Committee (ALCO)

After the Board of Directors and its specialized committees, the Assets and Liabilities Committee (hereinafter, also “ALCO”) is the highest body involved in the management of the institution’s financial policies.

The main objective of the Commission is to follow the financial guidelines established by the Board of Directors. In this regard, it must approve and supervise the financial strategies that guide the Bank in terms of the composition of its assets and liabilities, cash inflows and outflows, and transactions with financial instruments.

It must ponder the various alternatives available to make decisions that ensure the highest and most sustainable profitability with financial risk levels compatible with the business, current regulations and internal standards.

vi) Superior Anti-Money Laundering and Anti-Terrorism Finance Prevention Committee

The main purpose of this Committee is to plan and coordinate the activities of compliance with the policies and procedures for anti-money laundering and prevention of funding of terrorism, to pay attention to the work carried out by the Compliance Officer, in accordance with the applicable regulations in force, as well as to adopt agreements aimed at obtaining improvements to the prevention and control measures proposed by the Compliance Officer.

vii) Superior Operational Risk Committee

The purpose of this Committee is to identify, understand and evaluate the risks involved in the Bank’s processes and businesses and to define operational risk management guidelines for the Bank and evaluate the results of the audit and compliance systems. It is also responsible for defining the operational risk management framework and the structure and policies for the identification, measurement, evaluation and monitoring of risk and business continuity. In addition, it reviews the follow-up and adequacy of regulatory commitments and emerging regulations.

Evaluate the status of critical processes that are directly related to the Bank’s operational risk, according to the current regulations of the Commission for the Financial Market, in order to detect and correct the deficiencies that may be affecting the Bank and ensure proper implementation of regulatory changes.

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The goal is to ensure that critical processes run under a control environment that allows the Bank to operate with stability and consistency, achieving the objectives consisting in confidentiality, integrity and availability of information resources.

viii) Ethics and Compliance Committee

The main purpose of this Committee is to define, promote and ensure high standards of professional and personal excellence in the behavior of all Banco Itaú Chile employees, its local subsidiaries, and the representation office in Peru (the “Representation Office”). This Committee must always be guided by corporate principles and values that reflect Banco Itaú Chile vision, philosophy and good business practices.

The Committee must evaluate, and make decisions on, issues of conduct and ethics in business and operations. Monitor and examine compliance with policies and procedures related to the ethical conduct of the Bank’s employees and suppliers.

Also, ensure the application of the Regulatory Compliance Model within the framework of the definitions established by this Committee; pay attention to the work performed by the Compliance Officer and the AML in these matters; and make agreements to obtain improvements to the control measures proposed by the Compliance Officer.

The Committee must promote, and may request, information from the international units, through the Compliance & AML Sub-Management, on the matters discussed herein, in order to align the ethical and regulatory standards across the Banco Itaú Chile Group entities.

ix) Senior Capital Management Commission

The Senior Capital Management Commission was created to assist the Board of Directors and the Bank’s management in the evaluation and management of market and liquidity risks, earnings, and capital adequacy, in accordance with the economic principles and standards established in local regulations, and in Basel I, II and III as applicable, in order to provide oversight and management of market and liquidity risks, accounting management and capital principles, to review the effectiveness of risk and capital policies and limits, and to review compliance with risk, liquidity and capital policies and procedures in the company.

x) Senior Credit Commission

The purpose of this Commission is to resolve the transactions and matters submitted to its knowledge, under the defined limits and procedures, ensuring the application of and compliance with the current credit risk policies defined by Banco Itaú Chile (the “Bank”).

xi) Senior Wholesale Credit Commission

The objective of the Senior Wholesale Credit Commission is to monitor the evolution of the Bank’s wholesale portfolios in terms of their risk-return ratio, the adjustment to the risk appetite defined by the Bank and the status of progress of the short and long term strategies or instructions defined by this Commission. Analyze the behavior of the wholesale portfolio,  elinquency, cost of credit, industry or economic groups oncentrations and watchlist. Evaluate debt collection management and strategy, collateral structure and market benchmarks.

Discuss and propose credit and credit appetite policies for the wholesale segment. Identify emerging portfolio risks and prioritize mitigation initiatives.

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(xii) Senior Retail Credit Commission

The objective of the Higher Retail Credit Commission is to monitor the evolution of the Bank’s retail portfolio in terms of its risk-return ratio, the adjustment to the risk appetite defined by the Bank and the status of progress of the short and long term strategies or instructions defined by this Commission. In this regard, the Commission must consider in its analysis the competition, the movements of the most relevant players and the main risks that may affect portfolio management, as well as the projects that have an impact on this matter.

xiii) Model Evaluation Technical Commission

The purpose of this Commission is to analyze and propose the credit risk, financial risk and operational risk management models according to the different levels determined by the Models Policy.

xiv) Internal Audit Corporate Management

The main function of Internal Audit is to assist the Board of Directors and Senior Management by independently evaluating the maintenance, implementation and proper operation of the Bank’s internal control system, which also involves the oversight of compliance with standards and procedures.

xv) Code of Conduct and Market Information Manual

Our clients’ trust is critical to our success. Therefore, all employees and directors must strive to preserve this trust by strictly complying with the General Code of Conduct.

B) Main Risks and Requirements Affecting the Bank and its Subsidiaries:

i) Credit risk

Credit risk is the risk that a client or a counterparty fails to meet its contractual obligations, resulting in a financial loss for the Bank. The Bank’s main income-generating activity is lending to customers, so credit risk is one of the main risks to be managed. Credit risk arises primarily from loans and advances to customers and other banks (including related loan commitments such as loan or credit card facilities), investments in debt securities and derivatives that constitute an asset position. The Bank takes into account all the elements of exposure to credit risk, such as counterparty default risk, geographic risk and sectoral risk, for the purposes of its management.

Credit risk management

The Bank’s credit committee is responsible for managing the Bank’s credit risk by:

-

Ensure that the Bank has appropriate credit risk practices, including an effective internal control system, to systematically determine adequate provisions in accordance with the policies and procedures established by the Bank, IFRS and supervisory guidance relevant.

-	Identify, assess and measure credit risk across the Bank, from an individual instrument to a portfolio level.
-

Create credit policies to protect the Bank against identified risks, including the requirement to obtain guarantees from borrowers, perform a solid ongoing credit assessment of borrowers and continuously monitor exposures against internal risk limits.

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-	Limit concentrations of exposure by type of asset, counterparties, sector, credit rating, geographic location, etc.
-	Establish a solid control framework in relation to the authorization structure for the approval and renewal of lines of credit.
-	Develop and maintain the Bank’s risk classification to categorize exposures according to the degree of default risk. The degrees of risk are subject to periodic review.
-	Develop and maintain the Bank’s processes to measure the Expected Credit Loss “ECL”, including credit risk monitoring, the incorporation of prospective information and the method used to measure ECL.
-	Ensure that the Bank has policies and procedures to properly maintain and validate the models used to assess and measure PCE.
-	Provide advice, guidance and expertise to business units to promote best practices across the Bank in credit risk management.

Significant increase in credit risk

The Bank analyzes all data collected using statistical models and estimates the remaining lifetime PD of exposures and how these are expected to change over time. The factors taken into account in this process include macro-economic data such as GDP growth, unemployment, benchmark interest rates, among others. The Bank generates a ‘base case’ scenario of the future direction of relevant economic variables as well as a representative range of other possible forecast scenarios. The Bank then uses these projections to macroeconomically adjust its estimated PD and LGD parameters.

Under the Bank’s monitoring procedures a significant increase in credit risk is identified before the exposure has defaulted, and at the latest when the exposure becomes 30 days past due, unless the Bank has reasonable and supportable information that demonstrates otherwise.

In 2022, the measures considered for the determination of the SICR contemplate differentials of PD between origination and reference.

The quantitative criteria are used to identify where an exposure has increased in credit risk and it is applied based on whether an increase in the lifetime PD since the recognition date exceeds the threshold set in absolute and relative terms. The following formulas are used to determine such thresholds:

Relative comparison formula

Threshold = Lifetime PD (at reporting date)   -   1

Lifetime PD (at origination)

Absolute comparison formula

Threshold = Lifetime PD (at reporting date) – Lifetime PD (at origination)

Note 36 – Risk management, continued

Criteria used for Chile

Type of portfolio	Debtor category	Stages	Days of arrears to the end of the month
	A1, A2, A3, A4	Stage 1	Up to 29 days
Individual	A5 (1)	Stage 1	Up to 29 days
	A6, B1, B2, B3, B4	Stage 2	From 30 to 89 days
	C1, C2, C3, C4, C5, C6	Stage 3	90 days or more

(1)   Loans originated in A5 are considered Stage 1 at inception. Loans that were originated in a higher category and subsequently downgraded to A5 are considered Stage 2.

Days of arrears to the end of the month,
probability of default (PD) and
Type of portfolio	Portfolio	Stages	qualitative considerations
		Stage 1	Up to 29 days
	CAE	Stage 2	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.0657 and absolute difference between referential and origination PD’s>= 0.0424)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Condell / Restructured Condell	Stage 2 (Condell)	From 30 to 89 days or (relative difference between referential and origination PD’s>= 1.9908 and absolute difference between referential and origination PD’s>= 0.0374)
		Stage 2 (Restructured Condell)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.4144 and absolute difference between referential and origination PD’s>=0.1241)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Commercial/ Rotative Commercial	Stage 2 (Commercial)	From 30 to 89 days or (relative difference between referential and origination PD’s>=2.2795 and absolute difference between referential and origination PD’s>=0.0332)
Collective		Stage 2 (Rotative Commercial)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.2206 and absolute difference between referential and origination PD’s>=0.0272)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
		Stage 2 (Consumer)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.8048 and absolute difference between referential and origination PD’s>=0.0964)
	Consumer/ Renegotiated Consumer/ Rotative Consumer	Stage 2 (Renegotiated Consumer)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.2284 and absolute difference between referential and origination PD’s>=0.0285)
		Stage 2 (Rotative Consumer)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.2291 and absolute difference between referential and origination PD’s>=0.0518)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Mortgage	Stage 2	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.9634 and absolute difference between referential and origination PD’s>=0.0439)
		Stage 3	90 days or more

Note 36 – Risk management, continued

Criteria used for Colombia

	% of absolute increase in	% of relative increase	Qualitative
	lifetime PD	in lifetime PD	indicators assessed
Corporate portfolio			Debt restructuring and increase in credit risk of other financial instruments
Other loans not classified	38.01%	2,400.63%
Small company 1	23.19%	1,227.37%
Small company 2	43.75%	357.60%
Medium company 1	10.22%	612.32%
Medium company 2	3.48%	322.20%
Large company	0.06%	467.28%
Low default	2.25%	401.43%
Low default (Government and Financial)	7.05%	358.10%
Collective portfolio			Increase in credit risk of other financial instruments
Leasing	73.53%	1,686.43%
Payroll deductible loan	2.37%	695.80%
Revolving line of credit	43.14%	169.77%
Overdraft limit	0.58%	153.59%
Credit card	51.39%	232.63%
Mortgage loan	2.29%	64.64%
Personal debt restructuring	25.08%	39.23%
Other loans	41.69%	108.03%

Loan commitments are assessed along with the category of loan the Bank is committed to provide, i.e. commitments to provide mortgages are assessed using similar criteria to mortgage loans, while commitments to provide a corporate loan are assessed using similar criteria to corporate loans.

The Bank has monitoring procedures in place to make sure that the criteria used to identify significant increases in credit risk are effective, meaning that significant increases in credit risk are identified before the exposure is defaulted or when the asset becomes 30 days past due. The Bank performs periodic back-testing of its ratings to consider whether the drivers of credit risk that led to default were accurately reflected in the rating in a timely manner.

Incorporation of forward-looking information

The Bank uses forward-looking information that is available without undue cost or effort in its assessment of significant increase of credit risk as well as in its measurement of ECL. The Bank employs experts who use external and internal information to generate a ‘base case’ scenario of future forecast of relevant economic variables along with a representative range of other possible forecast scenarios. The external information used includes economic data and forecasts published by governmental bodies and monetary authorities.

The Bank applies probabilities to the forecast scenarios identified. The base case scenario is the single most-likely outcome and consists of information used by the Bank for strategic planning and budgeting. The Bank has identified and documented key drivers of credit risk and credit losses for each portfolio of financial instruments and, using a statistical analysis of historical data, has estimated relationships between macro-economic variables and credit risk and credit losses. The Bank has not made changes in the estimation techniques or significant assumptions made during the reporting period.

Note 36 – Risk management, continued

The table below summarizes the principal macroeconomic indicators included in the economic scenarios used as of December 31, 2022 until December 31, 2023 in the countries where the Bank and its subsidiaries operate and therefore are the countries that have a material impact on ECLs.

Criteria for Chile

		2022	2023				2024
Indicators	Portfolio	Q4	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4
Unemployment rate	Base scenario	8.39%	8.61%	8.89%	9.12%	9.27%	8.89%	8.44%	8.11%	7.99%
	Range of upside scenarios	9.28%	9.69%	10.01%	10.17%	10.33%	10.47%	10.20%	9.80%	9.47%
	Range of downside scenarios	8.14%	8.31%	8.49%	8.62%	8.67%	8.14%	7.54%	7.11%	7.04%
Consumer’s price index (IPC)	Base scenario	129.08	131.25	132.52	133.62	134.68	135.63	136.31	137.44	138.77
	Range of upside scenarios	129.59	132.60	135.24	137.29	138.01	139.19	141.12	142.88	143.53
	Range of downside scenarios	128.79	129.29	130.00	131.90	132.65	132.53	132.79	134.91	135.96
Interbank interest rate	Base scenario	11.25%	11.25%	10.75%	9.00%	7.00%	5.25%	4.25%	4.00%	4.00%
	Range of upside scenarios	11.25%	12.00%	12.00%	11.00%	9.50%	8.00%	6.75%	6.00%	5.50%
	Range of downside scenarios	11.25%	9.75%	7.75%	5.75%	4.50%	3.50%	3.25%	3.25%	3.25%
Exchange Rate (USD/CLP)	Base scenario	3.77	3.68	3.58	3.49	3.40	3.40	3.40	3.40	3.40
	Range of upside scenarios	3.41	3.25	3.08	2.91	2.75	2.78	2.82	2.86	2.89
	Range of downside scenarios	4.47	4.34	4.22	4.09	3.97	3.93	3.89	3.85	3.81

Criteria for Colombia

	As of December 31,
	2022	2023	2024
GDP growth
Base scenario	2.32	0.90	3.24
Range of upside scenarios	3.82	2.40	4.74
Range of downside scenarios	0.52	(0.90)	1.44
Unemployment rates
Base scenario	9.63	11.28	11.36
Range of upside scenarios	8.48	10.07	10.12
Range of downside scenarios	10.79	12.48	12.60
Benchmark interest rates
Base scenario	11.50	9.00	5.00
Range of upside scenarios	13.00	10.50	6.50
Range of downside scenarios	10.50	8.00	4.00
currency exchange rate
Base scenario	4,700	4,800	4,690
Range of upside scenarios	4,586	4,565	4,334
Range of downside scenarios	4,814	5,035	5,046
Consumer’s Price Index
Base scenario	11.80	7.20	3.50
Range of upside scenarios	12.10	7.86	4.52
Range of downside scenarios	11.50	6.54	2.48

Predicted relationships between the key indicators and default and loss rates on various portfolios of financial assets have been developed based on analyzing historical data over the past 3 years.

Note 36 – Risk management, continued

Sensitivity analysis

The most significant assumptions affecting the ECL allowance, as indicated in the tables above by country, are as follows:

Chile:

●	Unemployment rate, given its impact on secured and unsecure borrowers’ ability to meet their contractual repayments.
●	Consumer’s Price Index (IPC), given its impact on housing prices, mortgage collateral valuations, and consumers purchasing power
●	Interbank interest rate, given its impact on companies’ likelihood of default
●	Copper Price, given its impact on national economy

Colombia:

●	GDP growth, given the significant impact on companies’ performance and collateral valuations
●	Unemployment rates, given its impact on secured and unsecure borrowers’ ability to meet their contractual repayments.
●	Interest rate, given its impact on companies’ likelihood of default
●	Exchange rates, given its impact on companies’ financial position and debt
●	Consumer’s Price Index (IPC), given its impact on housing prices and consumers purchasing power

Set out below are the changes to ECL as of December 31, 2022 that would result from reasonably possible changes in these parameters from the actual assumptions used in the Bank’s economic variable assumptions as set forth in the tables above for Base scenarios, upside scenarios, and downside scenarios.

ECL coverage of loans and accounts receivable at amortized cost subject to significant measurement uncertainty as of December 31, 2022	Chile	Colombia
	MCh$	MCh$
Reported ECL	713,815	182,158
Loans and accounts receivable at amortized cost	22,633,393	3,974,392

Reported Coverage (Reported ECL/ loans and accounts receivable at amortized cost)%	3.15	5.93
Consensus upside scenario (Upside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.20	5.74
Consensus central scenario (Base scenario for ECL/ loans and accounts receivable at amortized cost)%	3.24	5.93
Consensus downside scenario (Downside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.31	6.11

ECL coverage rates reflect the underlying observed credit defaults, the sensitivity to economic environment, extent of collateral and the effective maturity of the book.

Note 36 – Risk management, continued

Measurement of ECL

The key inputs used for measuring ECL are:

●	probability of default (PD);
●	loss given default (LGD); and
●	exposure at default (EAD).

As explained above these figures are generally derived from internally developed statistical models and other historical data and they are adjusted to reflect probability-weighted forward-looking information.

PD is an estimate of the likelihood of default over a given time horizon. It is estimated as at a point in time. The calculation is based on statistical rating models, and assessed using rating tools tailored to the various categories of counterparties and exposures. These statistical models are based on market data (where available), as well as internal data comprising both quantitative and qualitative factors. PDs are estimated considering the contractual maturities of exposures and estimated prepayment rates. The estimation is based on current conditions, adjusted to take into account estimates of future conditions that will impact PD.

LGD is an estimate of the loss given on default. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, taking into account cash flows from any collateral. The LGD models for secured assets consider forecasts of future collateral valuation taking into account sale discounts, time to realization of collateral, cross-collateralization and seniority of claim, cost of realization of collateral and cure rates (i.e. exit from non-performing status). LGD models for unsecured assets consider time of recovery, recovery rates and seniority of claims. The calculation is on a discounted cash flow basis, where the cash flows are discounted by the current interest rate.

EAD is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, as well as expected drawdowns on committed facilities. The Bank’s modelling approach for EAD reflects expected changes in the balance outstanding over the lifetime of the loan exposure that are permitted by the current contractual terms, such as amortization profiles, early repayment or overpayment, changes in utilization of undrawn commitments and credit mitigation actions taken before default. The Bank uses EAD models that reflect the characteristics of the portfolios.

The Bank measures ECL considering the risk of default over the maximum contractual period (including extension options) over which the entity is exposed to credit risk and not a longer period, even if contact extension or renewal is common business practice. However, for financial instruments such as credit cards, revolving credit facilities and overdraft facilities that include both a loan and an undrawn commitment component, the Bank’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the Bank’s exposure to credit losses to the contractual notice period. For such financial instruments the Bank measures ECL over the period that it is exposed to credit risk and ECL would not be mitigated by credit risk management actions, even if that period extends beyond the maximum contractual period. These financial instruments do not have a fixed term or repayment structure and have a short contractual cancellation period. However, the Bank does not enforce in the normal day-to-day management the contractual right to cancel these financial instruments. This is because these financial instruments are managed on a collective basis and are canceled only when the Bank becomes aware of an increase in credit risk at the facility level. This longer period is estimated taking into account the credit risk management actions that the Bank expects to take to mitigate ECL, e.g. reduction in limits or cancellation of the loan commitment.

Note 36 – Risk management, continued

The measurement of ECL is based on probability weighted average credit loss. As a result, the measurement of the loss allowance should be the same regardless of whether it is measured on an individual basis or a collective basis (although measurement on a collective basis is more practical for portfolios with large numbers of loans). The assessment of significant increases in credit risks may at times be made on a collective basis asnoted below.

Credit quality

A detail by credit quality, which includes loans and accounts receivable from customers and interbank loans as of December 31, 2022 and 2021 is summarized as follows:

	As of December 31, 2022
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	164,599	—	—	164,599	0.62%	(58)	—	—	(58)	0.01%
A2	1,283,846	—	—	1,283,846	4.78%	(432)	—	—	(432)	0.05%
A3	2,646,632	—	—	2,646,632	9.86%	(5,208)	—	—	(5,208)	0.58%
A4	4,828,668	—	—	4,828,668	17.99%	(36,522)	—	—	(36,522)	4.08%
A5	2,611,905	—	—	2,611,905	9.73%	(46,620)	—	—	(46,620)	5.20%
A6	834,088	35,084	—	869,172	3.24%	(16,575)	—	—	(16,575)	1.85%
B1	—	395,348	—	395,348	1.47%	—	(6,383)	—	(6,383)	0.71%
B2	—	94,155	—	94,155	0.35%	—	(8,412)	—	(8,412)	0.94%
B3	—	101,704	—	101,704	0.38%	—	(4,627)	—	(4,627)	0.52%
B4	—	86,054	—	86,054	0.32%	—	(11,805)	—	(11,805)	1.32%
C1	—	—	170,088	170,088	0.63%	—	—	(3,403)	(3,403)	0.38%
C2	—	—	31,602	31,602	0.12%	—	—	(3,160)	(3,160)	0.35%
C3	—	—	249,441	249,441	0.93%	—	—	(62,360)	(62,360)	6.96%
C4	—	—	186,982	186,982	0.70%	—	—	(74,793)	(74,793)	8.35%
C5	—	—	24,279	24,279	0.09%	—	—	(15,782)	(15,782)	1.76%
C6	—	—	48,415	48,415	0.18%	—	—	(43,574)	(43,574)	4.86%
Subtotals corporate	12,369,738	712,345	710,807	13,792,890	51.39%	(105,415)	(31,227)	(203,072)	(339,714)	37.92%

	As of December 31, 2021
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	104,887	—	—	104,887	0.42%	(45)	—	—	(45)	0.01%
A2	623,613	—	—	623,613	2.52%	(337)	—	—	(337)	0.04%
A3	2,456,274	—	—	2,456,274	10.64%	(5,729)	—	—	(5,729)	0.60%
A4	4,398,475	—	—	4,398,475	18.49%	(42,196)	—	—	(42,196)	4.45%
A5	2,717,332	—	—	2,717,332	11.69%	(26,295)	—	—	(26,295)	2.77%
A6	—	1,114,466	—	1,114,466	4.13%	—	(36,245)	—	(36,245)	3.82%
B1	—	563,250	—	563,250	1.90%	—	(10,564)	—	(10,564)	1.11%
B2	—	240,106	—	240,106	0.59%	—	(13,190)	—	(13,190)	1.39%
B3	—	106,425	—	106,425	0.43%	—	(11,219)	—	(11,219)	1.18%
B4	—	93,647	—	93,647	0.38%	—	(19,119)	—	(19,119)	2.02%
C1	—	—	149,838	149,838	0.38%	—	—	(3,205)	(3,205)	0.24%
C2	—	—	98,318	98,318	0.15%	—	—	(5,020)	(5,020)	0.47%
C3	—	—	469,581	469,581	1.65%	—	—	(126,748)	(126,748)	13.06%
C4	—	—	249,938	249,938	0.76%	—	—	(92,541)	(92,541)	9.60%
C5	—	—	42,253	42,253	0.17%	—	—	(34,403)	(34,403)	3.60%
C6	—	—	128,830	128,830	0.50%	—	—	(127,706)	(127,706)	14.13%
Subtotals corporate	10,300,581	2,117,894	1,138,758	13,557,233	54.80%	(74,602)	(90,337)	(389,623)	(554,562)	58.49%

Note 36 – Risk management, continued

	As of December 31, 2022
Collectively assessed portfolio	Stage 1	Stage 2	Stage 3	Total collective	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	301,043	1,911,285	451,803	2,664,131	10.01%	20,821	(95,730)	(106,576)	(181,485)	20.25%
Mortgage loans	6,448,104	430,563	151,943	7,030,610	26.41%	(17,048)	(57,929)	(25,867)	(100,844)	11.26%
Consumer loans	2,627,477	398,561	94,116	3,120,154	11.70%	(91,892)	(113,345)	(68,694)	(273,931)	30.57%
Subtotals collectively assessed portfolio	9,376,624	2,740,409	697,862	12,814,895	48.12%	(88,119)	(267,004)	(201,137)	(556,260)	62.08%
Totals portfolio	21,746,362	3,452,754	1,408,669	26,607,785	100.00%	(193,534)	(298,231)	(404,209)	(895,974)	100.00%

	As of December 31, 2021
Collectively assessed portfolio	Stage 1	Stage 2	Stage 3	Total collective	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	1,511,692	470,765	132,980	2,115,437	8.55%	(2,100)	(92,410)	(31,957)	(126,467)	13.34%
Mortgage loans	5,815,884	314,060	115,027	6,244,971	25.23%	(14,156)	(44,636)	(18,506)	(77,298)	8.18%
Consumer loans	2,424,540	338,799	62,380	2,825,719	11.42%	(68,129)	(77,522)	(43,834)	(189,485)	19.99%
Subtotals collectively assessed portfolio	9,752,116	1,123,624	310,387	11,186,127	45.20%	(84,385)	(214,568)	(94,297)	(393,250)	41.51%
Totals portfolio	20,052,697	3,241,518	1,449,145	24,743,360	100.00%	(158,987)	(304,905)	(483,920)	(947,812)	100.00%

The table below provides an analysis of the gross carrying amount of loans and advances to customers by past due:

	As of December 31, 2022
	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Total overdue
	MCh$	MCh$	MCh$	MCh$
Interbank loans	—	—	—	—
Loans and accounts receivable from customers
Commercial loans	284,090	133,044	388,894	806,028
Mortgage loans	153,414	66,640	72,371	292,425
Consumer loans	135,619	83,905	64,235	283,759
Totals	573,123	283,589	525,500	1,382,212

	As of December 31, 2021
	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Total overdue
	MCh$	MCh$	MCh$	MCh$
Interbank loans	—	—	—	—
Loans and accounts receivable from customers
Commercial loans	156,006	97,039	361,084	614,129
Mortgage loans	120,581	44,845	66,865	232,291
Consumer loans	123,263	52,812	36,872	212,947
Totals	399,850	194,696	464,821	1,059,367

An analysis for the movement of the allowance for losses during the year by individual and group portfolio is included in Note 10, letter c.

Note 36 – Risk management, continued

Maximum Exposure to Credit Risk

For financial assets recognized in the Consolidated Statements of Financial Position, exposure to credit risk is equal to their book value. For the financial guarantees granted, the maximum exposure to credit risk is the maximum amount that the Bank would have to pay if the guarantee were called.

The following table shows the Bank’s maximum credit risk exposure by financial asset as of December 31, 2022 and 2021 for different balance sheet items, including derivatives, without deducting real guarantees or other credit enhancements received:

	Maximum Exposure as of December 31, 2022
	Balance sheet asset				Off-balance sheet			Collateral
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash	Net exposure
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	3,735,593	(303)	3,735,290	—	—	—	—	—	3,735,290
Loans and accounts receivable at amortized cost	10	26,607,785	(895,974)	25,711,811	8,079,306	(41,701)	8,037,605	—	40,425,951	(6,676,535)
Commercial loans		16,457,021	(521,199)	15,935,822	8,079,306	(41,701)	8,037,605	—	24,738,775	(765,348)
Mortgage loans		7,030,610	(100,844)	6,929,766	—	—	—	—	14,495,586	(7,565,820)
Consumer loans		3,120,154	(273,931)	2,846,223	—	—	—	—	1,191,590	1,654,633
Financial instruments at amortized cost	11	1,013,977	(34)	1,013,943	—	—	—	—	—	1,013,943
Investments under resale agreements	7	162,774	—	162,774	—	—	—	—	162,774	—
Financial derivative contracts	8	3,756,340	—	3,756,340	—	—	—	480,231	—	3,276,109
Interbank loans, net	9	46,441	(319)	46,122	—	—	—	—	—	46,122
Other assets	15	629,683	—	629,683	—	—	—	—	—	629,683
Totals		35,952,593	(896,630)	35,055,963	8,079,306	(41,701)	8,037,605	480,231	40,588,725	2,024,612

	Maximum Exposure as of December 31, 2021
	Balance sheet asset				Off-balance sheet			Collateral
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash	Net exposure
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	3,661,101	(651)	3,660,450	—	—	—	—	—	3,660,450
Loans and accounts receivable at amortized cost	10	24,743,360	(947,812)	23,795,548	7,859,923	(30,589)	7,829,334	—	36,923,332	(5,298,450)
Commercial loans		15,672,670	(681,029)	14,991,641	7,859,923	(30,589)	7,829,334	—	23,438,657	(617,682)
Mortgage loans		6,244,971	(77,298)	6,167,673	—	—	—	—	12,265,482	(6,097,809)
Consumer loans		2,825,719	(189,485)	2,636,234	—	—	—	—	1,219,193	1,417,041
Financial instruments at amortized cost	11	187,582	(127)	187,455	—	—	—	—	—	187,455
Investments under resale agreements	7	606,178	—	606,178	—	—	—	—	606,178	—
Financial derivative contracts	8	2,980,926	—	2,980,926	—	—	—	196,012	—	2,784,914
Interbank loans, net	9	80,907	(353)	80,554	—	—	—	—	—	80,554
Other assets	15	810,521	—	810,521	—	—	—	—	—	810,521
Totals		33,070,575	(948,943)	32,121,632	7,859,923	(30,589)	7,829,334	196,012	37,529,510	2,225,444

Note 36 - Risk management, continued

A summary for the allowances for loan losses is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Loans and accounts receivable at amortized cost	(895,974)	(947,812)
Interbank loans, net	(319)	(353)
Provisions for contingent loans risk	(41,701)	(30,589)
Total allowances	(937,994)	(978,754)

For more detail on maximum credit risk exposure and concentration by type of financial instrument, see the specific Notes.

The following table displays the concentration of credit risk by industry for the loan portfolio:

		As of December 31,
		2022			2021
		Maximum	Maximum		Maximum	Maximum
		gross	net		gross	net
	Note	exposure	exposure (1)%		exposure	exposure (1)%
		MCh$	MCh$		MCh$	MCh$
Manufacturing		1,912,316	1,867,788	7.19%	1,295,321	1,154,825	5.24%	%
Mining		353,951	350,880	1.33%	429,591	422,314	1.74%	%
Electricity, gas and water		822,666	797,103	3.09%	922,455	805,948	3.73%	%
Agriculture and livestock		473,306	461,226	1.78%	537,337	517,723	2.17%	%
Forestry and wood extraction		121,727	118,991	0.46%	64,186	62,506	0.26%	%
Fishing		57,706	55,551	0.22%	19,657	18,781	0.08%	%
Transport		1,069,824	1,052,044	4.02%	867,096	797,904	3.50%	%
Communications		115,733	112,269	0.43%	49,002	46,451	0.20%	%
Construction		2,250,918	2,212,576	8.46%	1,917,901	1,884,123	7.75%	%
Commerce		2,563,194	2,426,240	9.63%	2,288,011	2,138,150	9.25%	%
Services		4,326,025	4,222,680	16.26%	4,143,076	4,026,551	16.74%	%
Others		2,389,655	2,328,367	8.98%	3,139,037	3,116,365	12.69%	%
Subtotal commercial loans	10 a)	16,457,021	16,005,715	61.85%	15,672,670	14,991,641	63.35%	%
Consumer loans	10 a)	7,030,610	6,993,090	26.42%	2,825,719	2,636,236	11.41%	%
Mortgage loans	10 a)	3,120,154	2,904,982	11.73%	6,244,971	6,167,671	25.24%	%
Totals		26,607,785	25,903,787	100.00%	24,743,360	23,795,548	100.00%	%
(1)	Net of allowances

Note 36 - Risk management, continued

Guarantees and Other Credit Enhancements

In order to mitigate credit risk, guarantees have been established in favor of the Bank, credit enhancements and other actions that mitigate total exposure.

The main types of guarantees provided by customers are as follows:

For loans to companies, the main guarantees are:	For loans to individuals, the main guarantees are:
- Machinery and/or equipment	- Urban plots or land
- Buildings for specific purposes under construction
- Agricultural land
- Maritime ships and aircrafts
- Mining infrastructure
- Inventory
- Agricultural assets
- Industrial assets
- Biological assets
- Other warranties

The guarantees taken by the Bank to ensure the collection of the rights reflected in its loan portfolios are mortgage-type guarantees (urban and rural properties, agricultural land, ships and aircraft, mining claims and other assets) and pledges (inventory, agricultural assets , industrial assets, plantations and other pledged assets).

ii) Financial Risk

●	Definition and Principles of Financial Risk Management

The Bank defines this risk as the possibility of an event having unexpected financial consequences on the institution. Although this definition involves a strong adversity component, it also involves an important opportunity component. Therefore, the purpose of financial risk management is not to eliminate this risk, but rather to limit its exposure to negative events in line with the risk appetite of the Bank’s shareholders and the regulations that govern the institution. The main financial risks to which the Bank is exposed are: Market Risk, Liquidity Risk and Counterparty Risk.

●	Market Risk:

Market Risk is the exposure to economic gains or losses caused by movements in prices and market variables. This risk stems from the activities of the Trading and Banking Books. In the first case, it comes from activities intended to obtain short-term gains and from the intensive use of fair value instruments. In the second case, with a more long-term vision, it stems from commercial activities with products valued at amortized cost.

The following section describes the main market risk factors to which the Bank and its subsidiaries are exposed:

●	Currency Risk

Currency risk is the exposure to adverse movements in the exchange rates of currencies other than their base currency (CLP in the case of operations in Chile and COP in the case of operations in Colombia) for all those positions inside and outside of balance. The main sources of exchange risk are:

Note 36 - Risk management, continued

• Trading Book Positions in foreign currency (MX).

• Currency mismatches between the assets and liabilities of the Banking Book.

• Currency flow mismatches.

• Structural positions, generated by consolidating the financial statements, assets and liabilities denominated in currencies other than the Chilean peso registered in branches and subsidiaries abroad.

The foregoing means that movements in exchange rates can generate volatility in both the Bank’s net income and equity. This effect is known as "translation risk"

●	Inflation Risk and Indexes Adjuntments Risk

The risk of readjustment is the exposure due to changes in the units or indexes of readjustment (such as UF, UVR or others) defined in national or foreign currency, in which some of the instruments, contracts or other operations registered in the balance with such characteristics.

●	Interest Rate Risk

Interest Rate Risk is the exposure to movements in market interest rates. Changes in market interest rates can affect both the price of instruments recorded at fair value and the financial margin and other gains from the Banking Book such as fees. Fluctuations in interest rates also affect the Bank's economic value.

Interest rate risk can be represented by sensitivities to parallel and/or non-parallel yield shifts with the effects reflected in the prices of instruments, the financial margin, equity and economic value.

The measurement of the structural interest rate risk is carried out through the representation by risk factor of the cash flows expressed in fair value, assigned on the dates of re-pricing and by currency. This methodology facilitates the detection of interest risk concentrations in the different terms.

All balance sheet and off balance sheet items are broken down into their cash flows and assigned to repricing and maturity buckets. In the case of those accounts that do not have a contractual maturity, an internal model is used to estimate their durations and interest rate sensitivities.

The exposures presented above correspond to the present values resulting from:

●     Model contract flows according to their behaviors that affect market risk exposure. Example: prepayment, renewal, etc.

●     Discounting the cash flows of instruments accounted for at amortized cost by the opportunity cost.

●     Discounting the cash flows of instruments accounted for through mark to market at market rates.

●	Volatility Risk

In addition to the exposure related to the underlying asset, buying or selling options has other risks. These risks arise from the non-linear relationship between the gains or losses generated by options and the prices of the underlying factors, as well as from the exposure to changes in the price volatility of the underlying asset, among other factors.

Note 36 - Risk management, continued

●	Liquidity Risk

Liquidity Risk is the exposure of the Bank's and its subsidiaries to events that affect their ability to meet, in a timely manner and at reasonable costs, cash payment obligations arising from maturities of time deposits that are not renewed, withdrawals from demand accounts, maturities or settlements of derivatives, liquidations of investments or any other payment obligation.

Financial institutions are exposed to funding liquidity risk that is intrinsic to the role of intermediary that they play in the economy. In general, in financial markets demand for medium or long-term financing is usually much greater than the supply of funds for those terms while short-term financing is in considerable supply. In this sense, the role of intermediary played by financial institutions, which assume the risk of satisfying the demand for medium and long-term financing by brokering short-term available funds, is essential for the economy to function properly.

Appropriately managing funding liquidity risk not only allows contractual obligations to be met in a timely manner, but also enables:

-	The liquidation of positions, when it so decides, to occur without significant losses.
-	The commercial and treasury activities of the Bank and its subsidiaries to be financed at competitive rates.
-	The Bank to avoid fines or regulatory penalties for not complying with regulations.

iii) Financial Risk Management

We define financial risk management as the process of identifying the risks to which the Institution is exposed, quantifying those risks and then managing them according to the Bank’s risk appetite and business objectives. The above implies an active monitoring of the risks, studying their evolution over time. The risk management process can be broken down into the following stages:

●	Identification of Financial Risks

Financial Risk Management has a high-level technical team that constantly monitors the activities of the Bank and its subsidiaries to identify, quantify and control financial risks. In addition, the Bank’sTreasury function acts as the first line of defense playing a key role in the detection of risks. Banco Itaú Chile has a structure in place that facilitates this risk identification role by maintaining independence in its activities as well as actively participating in the creation / modification of products.

●	Quantification and Control of Exposure to Financial Risk

Once all financial risks have been identified, the Financial Risk Management function is responsible for their quantification. Financial risk factors are subject to limits at various levels, according to the Risk Appetite set by the Board as well as applicable regulations.

The Financial Risk Management function proposes a framework of limits and warnings, quantitative and qualitative that are reviewed and approved by the ALCO and the Board of Directors.  Additionally, the Financial Risk Management function develops tools and valuation models, conducts stress tests, measures the degree of concentration with inter-Bank counterparts, draws up the policies and procedures manual, as well as monitors authorized limits and alerts, which are reviewed at least annually.

Note 36 - Risk management, continued

The metrics, by type of risk, used to quantify the exposures are detailed below:

●	Metrics and limits of Market Risk

Taking into account the complexity and relevance of the portfolios managed by Banco Itaú Chile different instruments have been established to control market risks, according to the characteristics of the financial products of the Trading Book and Banking Book

The following are the regulatory and internal metrics used for the monitoring and control of market risk:

●	Market Risk Metrics and Limits for the Trading and Banking Portfolio

The Bank´s measures regulatory exposures in line with the standardized methodologies established by the Central Bank (Chapter III B-2 Standard of measurement and control of market risk for Banks", of the Compendium of Financial Regulations), supplemented by the CMF in Chapter 12 21 “Measurement and control of market risks rules”, which correspond to the methodologies standardized by the Basel Committee to quantify the market risk exposures of the Trading and Banking Books.

The regulatory measurement of Trading Book market risk allows estimating the potential loss that the Bank could face from market fluctuations according to standardized shocks defined by the regulator. The regulatory limit corresponds to the sum of this risk (also called Market Risk Exposure or MRE) and 10% of the Risk-weighted Assets for Credit Risk; Said sum may in no case be greater than the Effective Equity of the Bank.

The Bank must permanently observe these limits and report them to the CMF, also reporting monthly on the consolidated risk position, including subsidiaries and branches abroad.

Below is the consumption of the regulatory market risk limit, specifically for the Trading Portfolio as of December 31, 2022, 2021 and 2020.

	As of December 31,
Limit consumption	2022	2021	2020
Market risk exposure (MRE)	58.66%	65.63%	83.34%

The regulatory risk measurement for the Banking Book is used to estimate the Bank’s potential losses from standardized adverse movements in interest and exchange rates.

The standardized regulatory report for the Banking Book is used to estimate the Bank’s potential economic losses from standardized adverse movements in interest rates defined by the CMF. Currently, limits for short-term exposure (STE) to interest rate and inflation risk in the Banking Book are set at 35% of annual operating income (LTM moving period) and for long-term limit consumption (LTE) at less than 20% of the Bank’s regulatory capital.

Note 36 - Risk management, continued

The following table details regulatory limit consumption for market risk, as a percentage of the limit calculated based on the rules indicated above, specifically for the Banking Book as of December 31, 2022, 2021 and 2020:

	As of December 31,
Limit consumption	2022	2021	2020
Short-term exposure to interest rate risk	32.62%	47.21%	62.99%
Long-term exposure to interest rate risk	6.45%	23.21%	63.86%

As of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020 the Bank has complied with all regulatory requirements and limits, as well as with all financial covenants, such as risk weighed capital adequacy ratio, single borrower exposure, aggregate large exposure, concentration risk, equity to assets ratio, coverage ratio of provisions, among others.

Value at risk (VaR)

●

Calculation of Historical Value at Risk (Non-parametric), which is an estimate of the maximum potential economic loss at a certain confidence level and a given time horizon. Historical VaR, as opposed to Statistical or Parametric VaR, is based on the observed distribution of past returns, does not need to make assumptions of probability distributions (frequently normal distribution) and, therefore, does not need a mean (assumed 0), standard deviation and correlations across returns (parameters). The Bank’s uses a 99% confidence level and a time horizon of 1 day.

●

Calculation of Volatility-Adjusted Historical Value at Risk (Non-parametric). This measurement is based on the above and the profit and loss vector is adjusted according to whether it is facing a period of greater or less volatility.

The Board and Top Management define limits on the Value at Risk which are monitored on a daily basis. The measurement is also subjected to backtesting to verify that the daily losses that effectively occurred do not exceed VaR more than once every 100 days. The result is monitored daily to confirm the validity of the assumptions, hypotheses as well as the adequacy of the parameters and risk factors used in the VaR calculation.

The Bank in turn calculates VaR for sub/portfolios and risk factors, which allows it to quickly detect risk concentrations. The VaR metrics are complemented by stress testing taking into account prospective, historical and standardized scenarios.Although the Value at Risk model is one of the models most frequently used by the local financial industry, like any model it has limitations that must be considered

●

It does not take into account the expected loss in the event that the return on the portfolio is above the confidence level defined in the VaR. That is, in the case of the Bank it does not reflect what happens in the 1% of the queue. This is mitigated with the stress measures detailed below.

●	It does not consider intraday results, but only reflects the potential loss given current positions.
●	It does not take into account potential changes in the dynamics of movements in market variables (i.e. potential changes in the matrix of variance and covariance).

Sensitivity Measurements

The Bank uses stress testing as a sensitivity analysis tool in order to control financial risk. This measurement is performed separately for the Trading and Banking Books.

Sensitivity is estimated using the DV01 indicator, which is a measure of sensitivity of portfolio results if the zero coupon interest rate of the risk factor increases by 1 basis point (0.01%) for different maturities and in annualized terms.

Note 36 - Risk management, continued

In accordance with IFRS 7, the following table presents an estimate of the likely, but reasonable impact of fluctuations in interest rates, exchange rates and implicit volatilities (market factors) that would impact the Trading and Banking Book.

The fluctuations in market factors correspond to highly probable scenarios chosen from among a set of scenarios agreed upon based on the opinions of specialists in economics and financial risk and operators. In order to estimate sensitivity, sensitivity (DV01) and the reasonably likely scenarios must be multiplied by risk factor.

Interest rate scenarios - Chile (basis points – 0.01%)

The interest rate shock scenarios on income accounting average +58 basis points in the case of the UVR factor and US dollar yield, and +153 basis points for the COP risk-free factor.

In the case of interest rate shocks associated with fair value accounting in other comprehensive income, the shock also averages +58 basis points in the case of the UVR factor and US dollar yield, and +153 basis points for the COP risk-free factor.

Interest rate scenarios - Colombia (basis points – 0.01%)

The interest rate shock scenarios on income accounting average +58 basis points in the case of the UVR factor and US dollar yield, and +153 basis points for the COP risk-free factor.

In the case of interest rate shocks associated with fair value accounting in other comprehensive income, the shock also averages +58 basis points in the case of the UVR factor and US dollar yield, and +153 basis points for the COP risk-free factor.

Chile exchange rate scenarios

As of December 31, 2022 for the exchange rate impact scenarios, in results, in fair value accounting in other comprehensive income, and in equity, the worst case shock would imply a change of -24.75% in the Chilean peso vs US dollar exchange rate, and a change of -7.23% in the COP vs US dollar exchange rate.

As of December 31, 2021 for the exchange rate impact scenarios, in results, in fair value accounting in other comprehensive income, and in equity, the worst case shock would imply a change of +9.66% in the Chilean peso vs US dollar exchange rate, and a change of +7.81% in the COP vs US dollar exchange rate.

Colombia exchange rate scenarios

As of December 31, 2022 for the exchange rate impact scenarios, in results, in fair value accounting in other comprehensive income, and in equity, the worst case shock would imply a change of +5.64% in the COP vs US dollar exchange rate.

As of December 31, 2021 for the exchange rate impact scenarios, in results, in fair value accounting in other comprehensive income, and in equity, the worst case shock would imply a change of +6.78% in the COP vs US dollar exchange rate.

Note 36 - Risk management, continued

Impact on P&L derived from sensitivity analysis

The following table presents the impact of the movements or reasonably likely scenarios explained above applied to positions in the Trading Book that affect the P&L (net income from financial operations, net foreign exchange gains/losses and interest margin, as applicable) as of December 31, 2022, 2021 and 2020.

	As of December 31,
Potential impact on P&L	2022	2021	2020
	MCh$	MCh$	MCh$
CLP rate risk	(12,333)	(1,679)	(8,403)
Derivatives	(12,333)	(1,679)	(8,403)
Debt instruments	—	—	—
CLF rate risk	(3,648)	(7,248)	(8,488)
Derivatives	(3,648)	(7,248)	(8,488)
Debt instruments	—	—	—
COP rate risk	12,267	829	(3,104)
Derivatives	12,267	5,469	(2,508)
Debt instruments	—	(4,640)	(596)
UVR rate risk	8	(30,766)	(133)
Derivatives	8	—	3
Debt instruments	—	(30,766)	(136)
USD rate risk	(4,203)	(12,000)	(2,648)
Other currencies rate risk	(35)	(16)	(249)
Total rate risk	(7,944)	(50,880)	(23,025)
Exchange rate risk	(1,626)	7	(163)
Options risk	3	5	16
Total impact	(9,567)	(50,868)	(23,172)

The following table presents the impact on the net interest margin of movements or reasonably likely scenarios on positions in the Accrual Book for the years ended December 31, 2022, 2021 and 2020:

	For the years ended December 31,
Potential impact on Accrual Book	2022	2021	2020
Interest rate shock sensitivity impact	10,488	(16,349)	(9,626)

The impact on the Banking Book does not necessarily mean a gain/loss but it does mean smaller/larger net income from the generation of funds (net funding income, which is the net interest from the accrual portfolio) for the next 12 months.

Note 36 - Risk management, continued

Impact on net equity derived from sensitivity analysis

As well as the effects on profit and loss of positions carried at fair value and at amortized cost, variations in market factors due to reasonably possible movements in interest rates and exchange rates also generate impacts on the equity accounts as a result of the possible variation in the market value of the investment portfolio at fair value/available-for-sale instruments and of the cash flow hedge and net foreign investment portfolios, which are presented in the following table:

	For the years ended December 31,
	2022			2021			2020
Potential Impact	DV01	Impact of Change in		DV01	Impact of Change in		DV01	Impact of Change in
on FVTOCI	(+1 bp)	Interest Rate		(+1 bp)	Interest Rate		(+1 bp)	Interest Rate
	US$	MUS$	MCh$	US$	MUS$	MCh$	US$	MUS$	MCh$
CLP	(82,235)	(12.43)	(10,635)	(73,433)	(6.99)	(5,897)	(707,409)	(40.13)	(28,609)
CLF	38,676	(9.30)	(7,958)	43,232	(33.24)	(28,055)	(201,548)	(23.15)	(16,505)
COP	(25,265)	(4.15)	(4,186)	(65,627)	(5.36)	(4,525)	35,889	(8.13)	(5,780)
UVR	(25,947)	(2.53)	(2,553)	(83,203)	(6.96)	(5,875)	(36,520)	(3.88)	(2,755)
USD	(68,562)	(5.94)	(5,032)	(80,331)	(8.64)	(6,797)	(42,030)	(4.36)	(3,107)
Other	—	—	—	—	—	—	11,624	(0.59)	(419)
Total interest rate impact	(163,333)	(34.35)	(30,364)	(259,362)	(61.19)	(51,149)	(939,994)	(80.24)	(57,175)

	Impact due to changes in prices
Exchange rate	As of December 31, 2022		As of December 31, 2021
	ThUS$	MCh$	ThUS$	MCh$
USD	(31.19)	(26,689)	145.47	122,874
COP	(36.71)	(31,419)	—	—
Total risk exchange rate	(67.90)	(58,108)	145.47	122,874
Total impact	(102.25)	(88,472)	(211.14)	(150,497)

Hedging

The Bank utilizes a variety of hedging strategies and instruments to manage financial risks arising from trading book and banking book exposures. In cases where the hedging instruments are subject to an accounting treatment different from that of the underlying exposures that are the object of the hedge, the Bank may employ hedge accounting treatment to eliminate accounting asymmetries that could generate undue volatility in the Bank’s earnings, equity and/or capital positions.

The use of accounting hedges is subject to the limits defined by the Board of Directors, the definitions of the Assets and Liabilities Committee (ALCO) and the Hedging Policy.

The Treasury is responsible for designing and implementing the hedging strategies and the Financial Risk Management function is responsible for measuring and monitoring the effectiveness of the hedges, generating indicators of effectiveness that are constantly monitored. (For more detail on the accounting hedging strategies, review Note 8).

Note 36 - Risk management, continued

Operational Risk

The Bank and its subsidiaries define operational risk as the possibility of losses resulting from failures, deficiencies or inadequacies in internal processes, people, and systems or external events, including in this definition the legal risk and excluding strategic and reputational risks. Operational risk is recognized as a manageable risk, for which the Bank has established an Operational Risk Management function.

The Bank adopts a model of three lines of defense as the primary way to implement its operational risk management structure, internal controls and compliance, ensuring compliance with corporate guidelines.

The defense lines are composed by; the business and support areas (first line of defense), which are primarily responsible for managing the risks related to their processes; Operational Risk, Internal Controls, and Compliance (second line of defense) area in charge of supporting the first line of defense in relation to the fulfillment of its direct responsibilities; and the Internal Audit function (third line of defense) responsible for independently verifying the adequacy of the risk identification and management processes and procedures, in accordance with the guidelines established in the Internal Audit Policy and submitting the results of its recommendations for improvement to the Audit Committee.

The risk management program contemplates that all relevant risk issues must be reported to the higher levels of the organization and to the Operational Risk Committee.

Our methodology consists in the evaluation of risks and controls of a business from a broad perspective and includes a plan to monitor the effectiveness of such controls and the identification of eventual weaknesses. The main objectives of the Bank and its subsidiaries in terms of operational risk management are the following:

●

Identification, evaluation, information, management, and monitoring of the operational risk in connection with activities, products, and processes carried out or commercialized by the Bank and its subsidiaries;

●	Build a strong culture of operational risk management and internal controls, with clearly defined and adequately segregated responsibilities between business and support functions.
●	Generate effective internal reports in connection with issues related to operational risk management, with a clearly defined escalation protocol;
●	Control the design and application of effective plans to deal with contingencies that ensure business continuity and losses control.

Regarding training and awareness, the risk culture continues to be reinforced through face-to-face training in the field of operational risk, internal control, prevention of external and internal fraud, and the implementation of the annual "more security" program for all staff and introduction programs for new employees.

Finally, it is worth mentioning that Sarbanes-Oxley methodologies (SOX) continue to be applied for their main products and processes, the application of this methodology is annually certified by an external consultant.

Note 36 - Risk management, continued

Capital Management

The primary objectives of the Bank's capital management are to ensure compliance with regulatory requirements, maintain a strong credit rating and healthy capital ratios. During the years ended December 31, 2022 and 2021, the Bank has fully complied with the capital requirements.

In January 2019, Law No. 21,130 was issued, which modernizes the banking legislation with the objective of implementing the practices promoted at international level by the Basel III agreement, introducing amendments to the General Banking Law (hereinafter "LGB"). In order to implement the standards, the Financial Market Commission initiated the regulatory process for their implementation by incorporating amendments and new chapters to the Updated Compilation of Standards (hereinafter "RAN").

The application of the regulatory adjustments and exclusions from the capital base will be gradual, in accordance with the transitional provisions of Chapter 21-1, starting with a 15% discount on December 1, 2022, rising to 30% as of December 1, 2023, to 65% as of December 1, 2024, and reaching 100% as of December 1, 2025.

Assets are weighted according to risk categories as established in Chapter 21-6 "Determination of assets weighted by credit risk", Chapter 21-7 "Determination of assets weighted by market risk" and Chapter 21-8 "Standardized methodology for the computation of assets weighted by operational risk".

All derivative instruments traded outside of stock exchanges are considered in the determination of risk assets with a conversion factor on the notional values, thus obtaining the amount of exposure to credit risk (or "credit equivalent"). Off-balance sheet contingent credits are also considered as "credit equivalent" for their weighting, in accordance with the provisions of Chapter 21-6 of the RAN.

Regarding its implementation, the new regulation for solvency measurement purposes and regulatory minimum requirements will be effective as of December 1, 2021 and will be implemented gradually until it is fully established as of December 1, 2025.

Finally, on March 30, 2022, the Financial Market Commission (CMF in Spanish) informed the Bank of the result obtained in its annual review, in order to qualify the quality of a systemic bank at the local level. The Board of the CMF, with the prior favorable agreement of the Central Bank of Chile, determined to maintain Banco Itaú Chile rating as systemically important, determining in this regard a basic capital requirement on risk-weighted assets of 1%, in addition to the general minimum requirement of the article 66 of the LGB. As indicated in Chapter 21-1 of the RAN and the fifth transitory article of Law No. 21,130, the assigned position must be constituted by 25% no later than December 1, 2022.

In accordance with the General Banking Law (LGB), the Bank must maintain a minimum ratio of Cash Equity to Consolidated Risk-Weighted Assets of 8% in accordance with article 66 of the LGB, In addition to the above, it must maintain an additional core capital equivalent to 0.625% of its risk-weighted assets in accordance with article 66 bis of the General Banking Law, net of required provisions, and a minimum ratio of Core Capital to Total Consolidated Assets of 3%, net of required provisions, However, as of the Bank's merger, the regulator determined that the resulting Bank's Cash Equity must consider an additional 2.0%, which in accordance with the transitory provisions of RAN 12-14 “Application of article 35 BIS of the General Banking Law” must be constituted in 75% as of December 1, 2021, Therefore, the Bank must maintain a minimum ratio of Capital Stock to Risk-Weighted Consolidated Assets of 10.13%, For purposes of determining these indicators, the Bank has applied the provisions of Chapter 21-1 "Shareholders' Equity for legal and regulatory purposes" of the RAN.

Note 36 - Risk management, continued

This way, the capital requirement determined as the minimum ratio of Cash Equity to Consolidated Risk-Weighted Assets is composed considering the regulatory minimum of 8% (article 66 General Banking Law), 25% of the Additional Core Capital of 2.5% determined by article 66 bis of the General Banking Law, equivalent to 0.625% and 75% of the Additional Cash Equity of 2.0% determined by article 35 bis of the General Banking Law and the transitory provisions of RAN 12-14 equivalent to 1.5%, totaling 10.125%, For purposes of determining these indicators, the Bank has applied the provisions of Chapter 21-1 "Shareholders' Equity for legal and regulatory purposes" of the RAN.

a) According to local regulations, as of December 31, 2022 the relation between assets and risk weighted assets based on Basel III is as follow:

			Global consolidated
No. Item		Note	As of December 31,
			2022	2021
			MCh$	MCh$
1	Total assets according to the statement of financial position, excluding financial derivative contracts		36,747,959	34,842,124
2	Investment in subsidiaries that are not consolidated	a	—	—
3	Assets discounted from regulatory capital, other than item 2	b	962,897	1,003,882
4	Credit equivalent	c	1,052,333	980,163
5	Contingent receivables	d	2,366,109	2,315,141
6	Assets arising from the intermediation of financial instruments	e	18,463	24,428
7	= (1-2-3+4+5-6) Total assets for regulatory purposes		39,185,041	37,109,118
8.a	Credit risk-weighted assets, estimated using standard methodology (APRC)	f	22,354,442	21,016,722
8.b	Credit risk-weighted assets, estimated according to internal methodology (APRC)	f	—	—
9	Assets weighted by market risk (APRM)	g	1,968,720	1,873,952
10	Assets weighted by operational risk (APRO)	h	2,465,791	1,990,014
11.a	= (8.a/8.b+9+10) Risk-weighted assets (RWA)		26,788,953	24,880,688
11.b	= (8.b/8.b+9+10) Risk-weighted assets, after application of the output floor (APR)		—	24,880,688
12	Equity attributable to equity holders of the Bank		3,320,109	3,277,800
13	Non-controlling interest	i	2,650	74,542
14	Goodwill	j	492,512	492,512
15	Excess minority investments	k	—	—
16	= (12+13-14-15) Common Equity Tier 1 Equivalent (CET1)		2,830,247	2,859,830
17	Additional deductions to common equity tier 1, other than item 2	l	39,553	—
18	= (16-17-2) Common equity common equity tier 1 (CET1)		2,790,694	2,859,830
19	Voluntary provisions (additional) incorporated as Additional Capital Tier 1 (AT1)	m	—	—
20	Subordinated bonds imputed as Additional Capital Tier 1 (AT1)	m	133,945	248,807
21	Preferred shares imputed as Additional Capital Tier 1 (AT1)		—	—
22	Bonds with no fixed term to maturity imputed to Additional Capital Tier 1 (AT1)		—	—
23	Discounts applied to AT1	l	—	—
24	= (19+20+21+22+22-23) Additional capital level 1 (AT1)		133,945	248,807
25	= (18+24) Tier 1 capital		2,924,639	3,108,637
26	Voluntary (additional) provisions imputed as Tier 2 capital (T2)	n	175,501	133,323
27	Subordinated bonds imputed as Tier 2 capital (T2)	n	986,760	794,520
28	= (26+27) Equivalent Tier 2 capital (T2)		1,162,261	927,843
29	Discount applied to T2	l	—	—
30	= (28-29) Tier 2 capital (T2)		1,162,261	927,843
31	= (25+30) Effective equity		4,086,900	4,036,480
32	Additional core capital required for the constitution of the conservation buffer	p	334,862	155,504

(a) Corresponds to the value of the investment in subsidiaries that are not consolidated. Applies only in local consolidation when the bank has subsidiaries abroad, and their value is fully deducted from assets and CET1. b) Corresponds to the value of the asset items that are deducted from regulatory capital, in accordance with the provisions of paragraph a) of Title No, 3 of Chapter 21 30 of the RAN, Item No Note Total assets, risk-weighted assets and components of effective equity according to Basel III-tem Description.

c) Corresponds to the credit equivalents of derivative instruments in accordance with paragraph (b) of title No, 3 of Chapter 21 30 of the RAN.

d) Corresponds to the contingent exposures as established in paragraph c) of title No, 3 of Chapter 21 30 of the RAN.

e) Corresponds to the assets from the intermediation of financial instruments in its own name on behalf of third parties, which are within the bank's consolidation perimeter, as established in paragraph (c) of Title No, 3 of Chapter 21 30 of the RAN.

f) Corresponds to the assets weighted by credit risk, estimated according to RAN Chapter 21 6, If the bank is not authorized to apply  internal methodologies, it must report field 8,b with zero and add 8,a in field 11,a, If it has the authorization, it must add 8.b in 11.a.

g) Corresponds to the assets weighted by market risk, estimated according to Chapter 21 7 of the RAN.

h) Corresponds to the assets weighted by market risk, estimated according to Chapter 21 8 of the RAN.

i) Corresponds to the non-controlling interest, according to the level of consolidation, up to 20% of the owners' equity.

j) Assets corresponding to goodwill.

k) Corresponds to the balances of the assets of investments in companies other than business support companies that do not participate in the consolidation, in excess of 5% of the owners' equity.

Note 36 - Risk management, continued

l) In the case of CET1 and T2, banks must estimate the equivalent value for each level of capital, as well as that obtained by fully applying Chapter 21 1 of the RAN, Then, the difference between the equivalent value and the fully applied value must be weighted by the discount factor in effect at the reporting date according to the transitional provisions of Chapter 21 1 of the RAN, and reported in this row, In the case of AT1, discounts are applied directly if any.

m) Provisions and subordinated debentures imputed to additional tier 1 capital (AT1), as established in Chapter 21 2 of the RAN.

n) Provisions and subordinated debentures imputed to the equivalent definition of Tier 2 capital (T2), as established in Chapter 21 1 of the RAN.

o) In accordance with the transitory provisions, as of December 1, 2022, the solvency requirements will also be made at the local consolidated level, reporting the figures at this level in this column, Bank without subsidiaries abroad should not fill in these data.

p) Corresponds to the additional core capital (CET1) for the constitution of the conservation buffer, as established in Chapter 21 12 of the RAN.

q) Corresponds to the additional core capital (CET1) for the constitution of countercyclical buffer, as established in Chapter 21 12 of the RAN.

r) Corresponds to the additional basic capital (CET1) for banks qualified as systemic, as established in Chapter 21 11 of the RAN.

s) Corresponds to the additional capital for the evaluation of the adequacy of the effective equity (Pillar 2) of the bank, as established in Chapter 21 13 of the RAN.

b) Below are the solvency indicators and regulatory compliance indicators according to Basel III (in % with two decimals).

			Global consolidated
No. Item	Solvency ratios and regulatory compliance ratios according to Basel III	Note	As of December 31,
			2022	2021
			%	%
1	Leverage ratio (T1_I18/T1_I7)		7.12	7.71
3	Common equity tier 1 ratio (T1_I18/T1_I11.b)		10.42	11.49
5	Tier 1 capital ratio (T1_I25/T1_I11.b)		10.92	12.49
6	Capital Adequacy ratio (T1_I31/T1_I11.b)		15.26	16.22
7	Solvency rating (Level A, B or C)	a	A	A
	Regulatory compliance ratios for solvency
8	Voluntary (additional) provisions imputed in Tier 2 capital (T2) in relation to APRCs (T1_I26/(T1_I8.a or 8.b))	b	0.79	0.63
9	Subordinated bonds imputed in tier 2 capital (T2) in relation to common equity tier 1(CET1)	c	35.36	27.78
10	Additional tier 1 capital (AT1) relative to common equity tier 1 (CET1) (T1_I24/T1_I18)	d	4.80	8.70
11	Voluntary (additional) provisions and subordinated debentures that are imputed to Additional Tier 1 capital (AT1) in relation to RWA ((T1_I19+T1_I20)/T1_I11.b)	e	0.50	1.00

a) In the case of leverage, the minimum level is 3.0% without prejudice to the additional requirements for systemic banks that could be set according to the provisions of Chapter 21-30 of the RAN, In the case of basic capital, the bank must consider a limit of 4.5% of risk-weighted assets (RWA), In addition, and if applicable, the bank must add the current systemic charge according to the transitory provisions and the Pillar 2 requirement that was defined at this level of capital, In the case of new banks that have not paid 400,000 UF in paid capital, they must add 2% to their minimum requirement in accordance with article 51 of the LGB, This value decreases to 1.0% if the capital paid is above 600,000 UF but less than 800,000 UF, In the case of Tier 1 capital, the bank must consider a value of 6% as a minimum requirement and the Pillar 2 charge that has been defined at this level of capital, Finally, at the effective equity level, the bank must consider 8% of the RWA as a minimum requirement, Additional charges must be added to said value for Pillar 2, systemic bank and those indicated in article 51 of the LGB for new banks

b) The capital buffer deficit must be estimated in accordance with the provisions of Chapter 21-12 of the RAN, This value defines the restriction on the distribution of dividends if it were positive, according to the provisions of the Chapter mentioned above, In the case of effective equity, the value of the current conservation and countercyclical buffer must be added according to transitory provisions at the date of the report, the value defined in note a), even when there is a requirement by article 35 bis of the LGB,

c) If the bank had a current effective equity requirement by article 35 bis of the LGB, it must report its value in this cell in accordance with the transitory provisions,

d) (Corresponds to the solvency classification as established in Article 61 of the General Banking Law,

e) Limit of 1.25%, if the bank uses standard methodologies (field T1_8,a), or 0.625% if the bank uses internal methodologies (field T1_8 8,b), in the estimate of the APRC,

f) Subordinated bonds imputed to Tier 2 capital must not exceed 50% of Common Equity Tier 1 (CET1), taking into account the discounts applied to these instruments according to Chapter 21-1, instruments according to Chapter 21-1 of the RAN,

g) Additional tier 1 capital (AT1) cannot exceed 1/3 of ordinary tier 1 capital (CET1),

h) The additional provisions and subordinated bonds imputed to AT1 cannot exceed 1.0% of the RWAs as of December 1, 2021, This value will decrease by 0.5% annually in accordance with the transitory provisions of Chapter 21-2 of the RAN,

In accordance with the transitory provisions, as of December 1, 2022, the solvency requirements will also be made at the local consolidated level, reporting the figures at this level in this column, Bank without subsidiaries abroad should not fill in these data.